Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Columbia Acorn Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent		7.55%	3.95%	6.95%
Columbia Acorn Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Average Annual Return, Percent		12.28%	4.40%	6.78%
Columbia Acorn Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		14.46%	5.45%	7.86%
Columbia Acorn Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent		14.51%	5.48%	7.89%
Columbia Acorn Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent		14.50%	5.51%	7.94%
Columbia Acorn Fund - Class S
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class S
Average Annual Return, Percent	[1]	14.46%	5.45%	7.86%
Columbia Acorn International - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent	[2]	(10.54%)	(1.82%)	2.30%
Columbia Acorn International - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[2]	(4.82%)	(0.39%)	3.16%
Columbia Acorn International - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent	[2]	(4.79%)	(0.34%)	3.22%
Columbia Acorn International - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent	[2]	(4.75%)	(0.30%)	3.27%
Columbia Acorn International - Class S
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class S
Average Annual Return, Percent	[1],[2]	(4.82%)	(0.39%)	3.16%
Columbia Acorn International Select - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent	[2]	(6.02%)	(1.73%)	3.73%
Columbia Acorn International Select - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[2]	(0.04%)	(0.31%)	4.61%
Columbia Acorn International Select Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent	[2]	0.14%	(0.20%)	4.71%
Columbia Acorn International Select - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent	[2]	0.14%	(0.16%)	4.76%
Columbia Acorn International Select - Class S
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class S
Average Annual Return, Percent	[1],[2]	(0.04%)	(0.31%)	4.61%
Columbia Thermostat FundSM Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent	[3]	1.50%	6.15%	5.45%
Columbia Thermostat FundSM Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Average Annual Return, Percent	[3]	5.86%	6.61%	5.29%
Columbia Thermostat FundSM Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[3]	7.97%	7.69%	6.35%
Columbia Thermostat FundSM Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent	[3]	8.01%	7.72%	6.39%
Columbia Thermostat FundSM Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent	[3]	8.00%	7.77%	6.42%
Columbia Thermostat FundSM Class S
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class S
Average Annual Return, Percent	[1],[3]	7.97%	7.69%	6.35%
Columbia Acron European Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent		(9.89%)	0.73%	5.48%
Columbia Acron European Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		(4.18%)	2.17%	6.37%
Without Sales Load [Member] | Columbia Acorn Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent		14.15%	5.18%	7.59%
Without Sales Load [Member] | Columbia Acorn Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent		13.28%	4.40%	6.78%
Without Sales Load [Member] | Columbia Acorn International - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent	[2]	(5.09%)	(0.65%)	2.90%
Without Sales Load [Member] | Columbia Acorn International Select - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent	[2]	(0.30%)	(0.56%)	4.34%
Without Sales Load [Member] | Columbia Thermostat FundSM Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent	[3]	7.68%	7.41%	6.08%
Without Sales Load [Member] | Columbia Thermostat FundSM Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent	[3]	6.86%	6.61%	5.29%
Without Sales Load [Member] | Columbia Acron European Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent		(4.39%)	1.93%	6.10%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Russell 3000® Index
Average Annual Return, Percent	[4]	23.81%	13.86%	12.55%
MSCI EAFE Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Net)
Average Annual Return, Percent	[5],[6]	3.82%	4.73%	5.20%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
MSCI ACWI ex USA Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	[7]	5.53%	4.10%	4.80%
Russell 2500 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500® Growth Index
Average Annual Return, Percent		13.90%	8.08%	9.45%
MSCI EAFE SMID Cap Growth Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE SMID Cap Growth Index (Net)
Average Annual Return, Percent	[6]	1.56%	1.61%	4.99%
MSCI ACWI ex USA SMID Cap Growth Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA SMID Cap Growth Index (Net)
Average Annual Return, Percent		3.30%	2.79%	5.06%
MSCI ACWI ex USA SMID Cap Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA SMID Cap Index (Net)
Average Annual Return, Percent		3.49%	3.55%	5.06%
MSCI EAFE Growth Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Growth Index (Net)
Average Annual Return, Percent	[5]	2.05%	4.00%	5.84%
MSCI ACWI ex USA Growth Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Growth Index (Net)
Average Annual Return, Percent		5.07%	3.44%	5.35%
MSCI ACWI ex USA Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent		5.53%	4.10%	4.80%
Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		12.65%	7.18%	7.35%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		25.02%	14.53%	13.10%
MSCI AC Europe Small Cap Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI AC Europe Small Cap Index (Net)
Average Annual Return, Percent		(0.69%)	2.15%	5.38%

[1]	The returns shown for periods prior to October 2, 2024 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
[2]	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.
[3]	The Fund’s performance prior to May 2018 reflects returns achieved following a principal investment strategy with a single form of asset allocation table. While the Fund now follows a principal investment strategy with two potential forms of asset allocation tables. The form of the Fund’s currently effective asset allocation table was in place from the Fund’s inception in 2002 through April 30, 2020. The Fund’s performance prior to May 1, 2020 and after April 30, 2021 reflects the current form of allocation table. The Fund’s performance from May 1, 2020 through April 30, 2021 reflects a different form of asset allocation table.
[4]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000® Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to the Russell 2500® Growth Index, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
[5]	Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA Growth Index (Net) and the MSCI ACWI ex USA Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.
[6]	Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA SMID Cap Growth Index (Net) and the MSCI ACWI ex USA SMID Cap Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.
[7]	Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI ex USA Index (Net), a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to the MSCI AC Europe Small Cap Index (Net), which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.